Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

25 Related parties

Transaction with shareholders

In July 2020, we completed a follow-on public offering of 3,500,000 common shares of the Company (the “Follow-on Equity Offering”), consisting of 2,000,000 common shares offered by the Company and 1,500,000 common shares offered by selling shareholders at a price to the public of $14.00 per common share (i.e., €12.71 per share). Aggregate offering proceeds, net of underwriting discounts, commissions and transaction costs, to the Company were €22 million. We are not aware of any ordinary shares which were issued by the Company and sold in this transaction to related parties.

Based on a shareholder agreement from January 2016 the payment to the option holders of the VSOP 2016 will be reimbursed by the original shareholders to the Company at the same time when the obligation to pay the options holders arises. The payables by the Group to the holders of vested options were recorded as a liability with a carrying value of EUR 2,769k as of December 31, 2019 and a corresponding receivable against shareholders was recorded (see note 15). The shareholders agreement had a term until December 31, 2023. Upon completion of the July 2020 Offering, the relevant payables to the holders of vested options were settled mainly by the proceeds received from such original shareholders from the sale of their shares.

During 2020, the Company entered into a service contract with the former CEO, a major shareholder, to serve as an advisor during the transition period after his departure from the Company until December 31, 2020. For the year ended December 31, 2020, fees totaling EUR 11k were charged to profit or loss related to these services and the Group had payables of EUR 12k outstanding as of December 31, 2020.

Remuneration of management in key positions

Remuneration of members of key management personnel

Key management have been defined as the members of the management board and the Company’s other key executive officers.

in EUR k	2018	2019	2020
Short‑term employee benefits	2,354	3,313	4,273
Post‑employment pension and medical benefits	10	10	23
Termination benefits	—	—	565
Share‑based payment transactions	2,893	3,395	1,822
Total compensation to key management	5,257	6,718	6,683

Due to the departure of the former CEO, share-based payments include additional share-based expenses of EUR 468k  for the accelerated vesting of outstanding equity awards and termination benefits include the severance payout of EUR 565k. As of December 31, 2020, the Group had amounts of EUR 1,325k  (2019: EUR 769k) accrued for key management compensation.

There are no pension commitments for members of the management board.

During 2020, 154,925 share options and 1,033,600 RSUs were granted under the 2019 Plan to key management personnel which are recognized as share-based payment expenses in profit and loss (see notes 20(vi) and 20(vii)). In addition, as part of the employment agreement with the new CEO, he is entitled to awards of RSUs in an amount equal to CHF 1,400k to be granted on January 1, 2022 for which share-based payment expense is recognized in profit and loss during 2020 based upon an estimated grant date fair value over the requisite service period.

During 2019, 440,475 share options were granted under ESOP 2017 to key management personnel, allowing to purchase common shares of the Company, as a result of the replacement of previous cash-settled share-based transaction (see notes 20(v) and 20(viii)).  The options are fully vested and exercisable after a lock-up period of 6 months after November 7, 2019.  The exercise price of the share options is EUR 0.12, and the options expire in 2029.

As of December 31, 2020, the Group has receivables of EUR 561k (2019: EUR nil) recognized related to the exercise of options by key management personnel, including the former CEO who was a member of key management during the periods.

Remuneration of members of the Supervisory Board

The supervisory board received remuneration for its activities of EUR 603k in the reporting year (2019: EUR 499k; 2018: EUR 341k).  In addition, as disclosed in note 20, certain members of the supervisory board received share-based awards under the 2019 Plan. For the year ended December 31, 2020, share-based payment expenses of EUR 2,172k (2019: EUR 704k; 2018: EUR nil) related to these awards were charged to profit and loss.

Transactions with members of management in key positions and other related parties

The Company purchased supplies used for COVID-19 testing from an entity related to a member of the supervisory board that joined the board in 2020. Expenses totaling EUR 65k were charged to profit and loss related to the period of service of the board member. As of December 31, 2020, the Group had payables of EUR 75k outstanding related to these purchases.

For the year ended December 31, 2020, revenues totaling EUR 127k in the year were recognized in profit and loss in relation to performance of COVID-19 testing services for entities related to members of the supervisory board. As of December 31, 2020, the Group had receivables of EUR 27k outstanding related to this entity.

For the year ended December 31, 2020, fees totaling EUR nil (2019: EUR 152k; 2018: EUR nil) were charged to profit or loss in relation to consulting services provided by a member of the supervisory board.  For the year ended December 31, 2018, there were also consulting fees of EUR 64k relating to services provided by a member of the supervisory board and an entity controlled by a member of the supervisory board.